FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of financial instruments measured at fair value on recurring basis

Financial instruments that are measured at fair value on a recurring basis and their corresponding placement in the fair value hierarchy consist of the following (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Fair Value
Assets:
Money market funds	$408,082	$—	$—	$408,082
Liabilities:
Warrant liability - Public Warrants	6,553	—	—	6,553
Warrant liability - Private Warrants	—	3,715	—	3,715
Total liabilities	$6,553	$3,715	$—	$10,268

	December 31, 2020
	Level 1	Level 2	Level 3	Fair Value
Assets:
Money market funds	$103,472	$—	$—	$103,472